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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 0 4 2009
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchan[redacted]

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045016

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Equity Index-Linked Securities

4. Name of Underlying Instrument:

S&P 500 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

MUK

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Nasdaq Stock Market, New York Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M. Kissane

August 3, 2009

SEC 244

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 4 2009

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 0 4 2009
DIVISION OF MARKET REGULATION

August 3, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Citigroup Funding Inc. 3% Minimum Coupon Principal Protected Notes; ELKS linked to JP Morgan Chase & Co.; MITTS Based Upon S&P 500 Index

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Citigroup Funding Inc. 3% Minimum Coupon Principal Protected Notes Based Upon the S&P 500 Index (Ticker Symbol MUK)
- Citigroup Funding Inc. 3% Minimum Coupon Principal Protected Notes Based Upon the Price of Gold (Ticker Symbol MTY)
- Market Index Target Term Securities Based Upon the S&P 500 Index (Ticker Symbol MKF)
- Citigroup Funding Inc. ELKS linked to JP Morgan Chase & Co. (Ticker Symbol EIF) (Amended)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 4 2009